Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued operations
Discontinued operations

9 Discontinued Operations

At the end of the third quarter of 2021, management updated its long-term outlook for the COVID-19 testing business, which led to management’s decision to initiate a wind down process in which lease contracts at unprofitable COVID-19 testing sites would not be renewed. Similarly, COVID-19 related inventory levels were significantly ramped down to align with the needs of the remaining test sites and laboratories.

As of March 31, 2022, operations at all COVID-19 testing sites have ceased. The Company has not renewed any of the COVID-19 testing site leases and abandoned the COVID-19 business line. Consequently, the Company reported its COVID-19 segment as a discontinued operation.

All COVID-19 related property, plant and equipment were fully depreciated as of March 31, 2022. In addition, all COVID-19 related accounts receivable and accounts payable were included in the balance sheet as of March 31, 2022 whilst all COVID-19 related inventory were written down to zero.

As detailed in Note 5 (q), with the discontinuation of the COVID-19 business, the Group signed the Separation Agreement to terminate the collaboration agreement signed with Dr. Bauer GmbH, effective as of April 2, 2022. The Group deconsolidated Dr. Bauer GmbH from its financial statements as of that date and disclosed the impact of the deconsolidation under discontinued operations. With the Separation Agreement, Centogene ensures that any COVID-19 business related future obligations that might arise from the past activities of Dr. Bauer GmbH will be paid by Centogene in exchange for the EUR 1,640k termination fee which was recognized under Net income from discontinued operations, net of tax for the year ended December 31, 2022.

The impact of the Separation Agreement on net income for the period 2022 was EUR 1,640k, was recognized under discontinued operations.

Discontinued operations are presented separately from continuing operations in the consolidated statements of comprehensive loss and consolidated statements of cash flows.

in EUR k	2023	2022	2021
Results of discontinued operations
Revenue	-	19,455	146,334
Cost of sales	-	15,120	131,713
Gross profit	-	4,335	14,621
General administrative expenses	-	503	3,259
Selling expenses	-	7	534
Other operating income	-	3,096	373
Other operating expenses	-
Operating income	-	6,921	11,201
Financial costs, net	-	46	49
Income before taxes	-	6,875	11,152
Income tax expense	-	13	46
Income for the period	-	6,862	11,106
Total comprehensive income, attributable to equity holders of the parent	-	6,862	11,106
Net income per share - Basic and diluted (in EUR)	-	0.26	0.49